UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08034
                                                     ---------

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000
                                                    --------------
Date of fiscal year end: 4/30
                         ----

Date of reporting period: 4/30/08
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                 APRIL 30, 2008

                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                     SECTOR

                      FRANKLIN REAL ESTATE SECURITIES FUND

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                                    (GRAPHIC)

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)
                         FRANKLIN TEMPLETON INVESTMENTS

                      FRANKLIN - Templeton - Mutual Series

Annual Report

Franklin Real Estate Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies in the real estate industry, including real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate.(1)

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 4/30/08

                                   (PIE CHART)

Real Estate Investment Trusts .........................   90.6%
Short-Term Investments and Other Net Assets ...........    9.4%

This annual report for Franklin Real Estate Securities Fund covers the fiscal year ended April 30, 2008.

PERFORMANCE OVERVIEW

Franklin Real Estate Securities Fund - Class A had a -22.16% cumulative total return for the 12 months under review. On June 29, 2007, Dow Jones & Company converted the Dow Jones Wilshire Real Estate Securities Index (RESI) from a full capitalization index to a float-adjusted index to better

(1.) REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund predominantly invests in "equity" REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 20.


                                Annual Report | 3
reflect the investible universe of publicly traded real estate securities. Historical performance for the benchmark has been adjusted to reflect this change. The Fund underperformed its narrow benchmark, the Dow Jones Wilshire RESI, which had a -13.95% return, and underperformed its broad benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which had a -4.68% return for the same period.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended April 30, 2008, the U.S. economy slowed. The housing downturn negatively affected the overall economy by fourth quarter 2007 as credit conditions worsened and the pace of consumer spending declined. Gross domestic product (GDP) growth decelerated sharply from 4.9% in the third quarter of 2007 and registered annualized rates of 0.6% in the fourth quarter of 2007 and an estimated 0.9% in the first quarter of 2008. A weaker U.S. dollar compared with many foreign currencies over the past year contributed to increased exports, which along with inventory buildup helped the fragile economy in the first quarter.

The unemployment rate increased from 4.5% at the beginning of the period to 5.0% in April 2008.(3) Continued deterioration in consumer confidence, home prices and the job market, as well as rising mortgage and fuel costs, plagued the economy. Volatile oil prices reached a historical high in April, topping $119 per barrel, before retreating to $113 by period-end. For the 12 months ended April 30, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.3%, which was higher than its 10-year average rate.(3)

Faced with a deepening housing contraction and stressed financial markets, the Federal Reserve Board made several cuts to the federal funds target rate during the period, including 225 basis points so far in 2008. For the 12-month period, the federal funds target rate fell 325 basis points from 5.25% to 2.00%. As investors fled riskier, poorer-performing assets, U.S. Treasuries rallied, and the 10-year Treasury note yield fell from 4.63% at the beginning of the period to 3.77% on April 30, 2008.

(2.) Source: Standard & Poor's Micropal. The Dow Jones Wilshire RESI is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is float-adjusted, capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(3.) Source: Bureau of Labor Statistics.


                                4 | Annual Report

Stock markets were volatile during the period partly due to investor concerns about slowing economic growth. Overall, the blue chip stocks of the Dow Jones Industrial Average had a 12-month total return of +0.47%, while the broader Standard & Poor's 500 Index (S&P 500) had a -4.68% return and the technology-heavy NASDAQ Composite Index had a -3.74% return.(4) The energy, materials and consumer staples sectors performed relatively well. Large-capitalization stocks generally outperformed small caps, and growth stocks fared better than their value counterparts.

INVESTMENT STRATEGY

We use a fundamental, value-oriented, long-term approach, focusing primarily on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. In addition, we analyze supply and demand trends and outlooks for various property types and regional markets while evaluating company management and a security's underlying properties.

MANAGER'S DISCUSSION

The Fund underperformed the Dow Jones Wilshire RESI during this fiscal year mainly because of its allocation to the homebuilding industry, which performed poorly and is not included in the index. Unfortunately, the weak housing market was challenging for homebuilders and lenders, and the Fund had several detractors from absolute and relative performance. Some of the most notable detractors were homebuilders Standard Pacific, Lennar, KB Home, D.R. Horton, M.D.C. Holdings and NVR, as well as iStar Financial. The homebuilders all suffered from declining housing starts and home values. Specialty real estate finance company iStar sustained a quarterly loss due to a significantly higher provision for loan losses mainly in real estate lending and investor expectations that it would have difficulty refinancing pending debt maturities. As a result, the company's stock price suffered dramatically.

(4.) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 2 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

TOP 10 HOLDINGS
4/30/08

                                   % OF TOTAL
COMPANY SECTOR/INDUSTRY            NET ASSETS
--------------------------------   ----------
Simon Property Group Inc.
   REAL ESTATE INVESTMENT TRUSTS      8.4%
ProLogis
   REAL ESTATE INVESTMENT TRUSTS      5.5%
Vornado Realty Trust
   REAL ESTATE INVESTMENT TRUSTS      5.4%
Equity Residential
   REAL ESTATE INVESTMENT TRUSTS      5.0%
Kimco Realty Corp.
   REAL ESTATE INVESTMENT TRUSTS      4.6%
Host Hotels & Resorts Inc.
   REAL ESTATE INVESTMENT TRUSTS      4.6%
Boston Properties Inc.
   REAL ESTATE INVESTMENT TRUSTS      4.1%
Public Storage
   REAL ESTATE INVESTMENT TRUSTS      3.9%
HCP Inc.
   REAL ESTATE INVESTMENT TRUSTS      3.9%
AvalonBay Communities Inc.
   REAL ESTATE INVESTMENT TRUSTS      3.7%


                                Annual Report | 5

During the year under review, among holdings that contributed the most to Fund performance relative to the Dow Jones Wilshire RESI were Ventas, Nationwide Health Properties, Boardwalk REIT and Equity Residential. Ventas, a health care REIT, has concentrations in skilled nursing facilities and acute care hospitals, and raised its exposure to assisted living facilities via its acquisition of Sunrise, which it will operate through its taxable REIT subsidiary. Since each of these segments is driven by declining health conditions, they are relatively protected from economic slowdowns. Nationwide Health, a health care REIT, acquired a significant amount of medical office buildings, which are relatively insulated from economic activity due to being associated with hospitals or universities. Boardwalk, the largest apartment owner and the third-largest REIT in Canada, operates assets in several Canadian provinces. The company's solid financial results in the first quarter of 2008 were driven mainly by its exposure to the energy-dominated markets of Calgary and Edmonton, Alberta. Equity Residential, the largest U.S. apartment REIT, owns and operates assets located mainly on both coasts and in Chicago. In the latter part of the period, these companies benefited during the housing crisis as quasi-government agencies continued to lend to the sector and apartments became more affordable and more attractive than houses, especially given expectations that home prices will continue to decline.

The Fund's portfolio management changed on February 1, 2008, to a three-person team consisting of Jack Foster, Boris Pialloux and David Levy, who also manage other real estate portfolios.


                                6 | Annual Report

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

Sincerely,

(PHOTO OF JOHN W. FOSTER)


/s/ John W. Foster
John W. Foster


(PHOTO OF BORIS E. PIALLOUX)


/s/ Boris E. Pialloux
Boris E. Pialloux, CFA


(PHOTO OF DAVID LEVY)


/s/ David Levy
David Levy

Portfolio Management Team
Franklin Real Estate Securities Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                Annual Report | 7

JOHN (JACK) W. FOSTER assumed portfolio manager responsibilities for Franklin Real Estate Securities Fund in February 2008. Mr. Foster's responsibilities include advising institutional real estate investors on global property investments and management of global real estate portfolios, which include property securities and unlisted property securities for the firm.

Before joining Franklin Templeton Investments in 1987, Mr. Foster worked as a commercial real estate broker in New York City. His real estate career started more than 20 years ago in Maryland and Virginia, where he worked in residential housing development. Mr. Foster earned a B. A. from Columbia University.

BORIS E. PIALLOUX assumed portfolio manager responsibilities for Franklin Real Estate Securities Fund in February 2008. He manages several global real estate funds and focuses on the analysis of European property stocks.

Prior to joining Franklin Templeton Investments in 2006, Mr. Pialloux was an equity analyst with Deutsche Asset Management/Scudder, and held business development and marketing positions with Mitchell Hutchins (UBS Paine Weber) Weiss, Peck & Greer (Robeco Group), and Societe Generale Asset Management. He holds an M.B.A. in finance from the University of Texas. He is a Chartered Financial Analyst (CFA) Charterholder.

DAVID LEVY assumed portfolio manager responsibilities for Franklin Real Estate Securities Fund in February 2008. He is also a research analyst covering U.S. REITs.

Prior to joining Franklin Templeton, Mr. Levy spent more than 16 years at New York Life Investment Management where, since 1997, he was a portfolio manager for New York Life's REIT portfolios. Mr. Levy's experience at New York Life Investment Management also included portfolio management for convertible securities and analysis of corporate bonds. Prior to this, Mr. Levy was employed by Alexander & Alexander in Atlanta, Georgia, as a retirement plan manager.

Mr. Levy holds an M.B.A. with a concentration in finance and international business from Columbia University's School of Business and a B. A. in mathematics from Emory University.


                                8 | Annual Report

Performance Summary as of 4/30/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FREEX)                    CHANGE   4/30/08   4/30/07
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$7.66    $18.53    $26.19
DISTRIBUTIONS (5/1/07-4/30/08)
Dividend Income                  $0.4796
Short-Term Capital Gain          $0.3386
Long-Term Capital Gain           $0.9242
   TOTAL                         $1.7424

CLASS B (SYMBOL: FBREX)                    CHANGE   4/30/08   4/30/07
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$7.55    $18.25    $25.80
DISTRIBUTIONS (5/1/07-4/30/08)
Dividend Income                  $0.3543
Short-Term Capital Gain          $0.3386
Long-Term Capital Gain           $0.9242
   TOTAL                         $1.6171

CLASS C (SYMBOL: FRRSX)                    CHANGE   4/30/08   4/30/07
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$7.53    $18.13    $25.66
DISTRIBUTIONS (5/1/07-4/30/08)
Dividend Income                  $0.3196
Short-Term Capital Gain          $0.3386
Long-Term Capital Gain           $0.9242
   TOTAL                         $1.5824

ADVISOR CLASS (SYMBOL: FRLAX)              CHANGE   4/30/08   4/30/07
------------------------------             ------   -------   -------
Net Asset Value (NAV)                      -$7.70    $18.62    $26.32
DISTRIBUTIONS (5/1/07-4/30/08)
Dividend Income                  $0.5342
Short-Term Capital Gain          $0.3386
Long-Term Capital Gain           $0.9242
   TOTAL                         $1.7970


                                Annual Report | 9

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. UNTIL AUGUST 31, 2008, THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

CLASS A                                            1-YEAR    5-YEAR    10-YEAR
-------------------------------------             -------   -------   --------
Cumulative Total Return(1)                         -22.16%   +83.29%   +126.21%
Average Annual Total Return(2)                     -26.64%   +11.55%     +7.86%
Value of $10,000 Investment(3)                    $ 7,336   $17,271   $ 21,317
Avg. Ann. Total Return (3/31/08)(4)                -29.29%   +11.28%     +6.97%
   Total Annual Operating Expenses(5)   0.98%

                                                                      INCEPTION
CLASS B                                            1-YEAR    5-YEAR    (1/1/99)
-------------------------------------             -------   -------   ---------
Cumulative Total Return(1)                         -22.51%   +77.07%   +146.28%
Average Annual Total Return(2)                     -25.34%   +11.85%    +10.14%
Value of $10,000 Investment(3)                    $ 7,466   $17,507   $ 24,628
Avg. Ann. Total Return (3/31/08)(4)                -28.10%   +11.58%     +9.59%
   Total Annual Operating Expenses(5)   1.72%(6)

CLASS C                                            1-YEAR    5-YEAR    10-YEAR
-------------------------------------             -------   -------   --------
Cumulative Total Return(1)                         -22.72%   +76.70%   +110.35%
Average Annual Total Return(2)                     -23.43%   +12.06%     +7.72%
Value of $10,000 Investment(3)                    $ 7,657   $17,670   $ 21,035
Avg. Ann. Total Return (3/31/08)(4)                -26.19%   +11.80%     +6.83%
   Total Annual Operating Expenses(5)   1.72%

ADVISOR CLASS                                      1-YEAR    5-YEAR    10-YEAR
-------------------------------------             -------   -------   --------
Cumulative Total Return(1)                         -22.02%   +85.47%   +131.97%
Average Annual Total Return(2)                     -22.02%   +13.15%     +8.78%
Value of $10,000 Investment(3)                    $ 7,798   $18,547   $ 23,197
Avg. Ann. Total Return (3/31/08)(4)                -24.80%   +12.91%     +7.89%
   Total Annual Operating Expenses(5)   0.73%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                               10 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   4/30/08
-------   -------
1-Year    -26.64%
5-Year    +11.55%
10-Year    +7.86%

                            CLASS A (5/1/98-4/30/08)

                               (PERFORMANCE GRAPH)

                   FRANKLIN REAL ESTATE     'S&P 500   DOW JONES WILSHIRE REAL
     DATE       SECURITIES FUND - CLASS A     INDEX    ESTATE SECURITIES INDEX
-------------   -------------------------   --------   -----------------------
5/1/1998                 $ 9,424             $10,000           $10,000
5/31/1998                $ 9,338             $ 9,828           $ 9,904
6/30/1998                $ 9,237             $10,227           $ 9,852
7/31/1998                $ 8,623             $10,118           $ 9,166
8/31/1998                $ 7,780             $ 8,656           $ 8,214
9/30/1998                $ 8,191             $ 9,210           $ 8,673
10/31/1998               $ 8,138             $ 9,959           $ 8,555
11/30/1998               $ 8,239             $10,563           $ 8,715
12/31/1998               $ 8,171             $11,171           $ 8,591
1/31/1999                $ 7,908             $11,639           $ 8,404
2/28/1999                $ 7,811             $11,277           $ 8,338
3/31/1999                $ 7,800             $11,728           $ 8,293
4/30/1999                $ 8,661             $12,182           $ 9,177
5/31/1999                $ 8,770             $11,895           $ 9,332
6/30/1999                $ 8,627             $12,555           $ 9,174
7/31/1999                $ 8,233             $12,163           $ 8,823
8/31/1999                $ 8,085             $12,102           $ 8,691
9/30/1999                $ 7,766             $11,771           $ 8,300
10/31/1999               $ 7,589             $12,516           $ 8,145
11/30/1999               $ 7,417             $12,770           $ 8,017
12/31/1999               $ 7,711             $13,522           $ 8,319
1/31/2000                $ 7,698             $12,843           $ 8,353
2/29/2000                $ 7,535             $12,600           $ 8,193
3/31/2000                $ 7,906             $13,832           $ 8,551
4/30/2000                $ 8,422             $13,416           $ 9,161
5/31/2000                $ 8,610             $13,141           $ 9,270
6/30/2000                $ 9,024             $13,465           $ 9,582
7/31/2000                $ 9,805             $13,254           $10,443
8/31/2000                $ 9,473             $14,078           $10,067
9/30/2000                $ 9,733             $13,334           $10,394
10/31/2000               $ 9,359             $13,278           $ 9,943
11/30/2000               $ 9,440             $12,231           $10,167
12/31/2000               $10,088             $12,291           $10,873
1/31/2001                $10,291             $12,727           $10,982
2/28/2001                $10,114             $11,567           $10,754
3/31/2001                $10,054             $10,834           $10,762
4/30/2001                $10,307             $11,676           $11,020
5/31/2001                $10,257             $11,754           $11,328
6/30/2001                $10,763             $11,468           $11,936
7/31/2001                $10,494             $11,355           $11,698
8/31/2001                $10,724             $10,644           $12,106
9/30/2001                $10,165             $ 9,785           $11,388
10/31/2001               $ 9,789             $ 9,971           $10,962
11/30/2001               $10,508             $10,736           $11,673
12/31/2001               $10,859             $10,830           $12,011
1/31/2002                $10,853             $10,672           $12,063
2/28/2002                $11,109             $10,466           $12,339
3/31/2002                $11,772             $10,860           $13,099
4/30/2002                $11,930             $10,201           $13,179
5/31/2002                $12,062             $10,126           $13,312
6/30/2002                $12,280             $ 9,405           $13,585
7/31/2002                $11,587             $ 8,672           $12,744
8/31/2002                $11,580             $ 8,729           $12,749
9/30/2002                $11,051             $ 7,780           $12,186
10/31/2002               $10,553             $ 8,465           $11,580
11/30/2002               $10,924             $ 8,963           $12,153
12/31/2002               $11,044             $ 8,437           $12,331
1/31/2003                $10,749             $ 8,216           $11,969
2/28/2003                $10,941             $ 8,092           $12,145
3/31/2003                $11,144             $ 8,171           $12,454
4/30/2003                $11,630             $ 8,844           $12,978
5/31/2003                $12,418             $ 9,310           $13,723
6/30/2003                $12,844             $ 9,429           $13,991
7/31/2003                $13,342             $ 9,595           $14,802
8/31/2003                $13,445             $ 9,782           $14,960
9/30/2003                $13,855             $ 9,678           $15,465
10/31/2003               $14,127             $10,226           $15,700
11/30/2003               $14,761             $10,316           $16,379
12/31/2003               $15,200             $10,857           $16,900
1/31/2004                $15,766             $11,056           $17,529
2/29/2004                $16,204             $11,210           $17,888
3/31/2004                $16,992             $11,040           $18,946
4/30/2004                $14,588             $10,867           $16,316
5/31/2004                $15,486             $11,016           $17,543
6/30/2004                $15,976             $11,230           $18,087
7/31/2004                $16,140             $10,859           $18,183
8/31/2004                $17,374             $10,903           $19,603
9/30/2004                $17,501             $11,021           $19,561
10/31/2004               $18,382             $11,189           $20,620
11/30/2004               $19,106             $11,642           $21,587
12/31/2004               $20,084             $12,038           $22,783
1/31/2005                $18,910             $11,745           $20,896
2/28/2005                $19,390             $11,992           $21,534
3/31/2005                $19,108             $11,779           $21,280
4/30/2005                $19,849             $11,556           $22,348
5/31/2005                $20,507             $11,924           $23,085
6/30/2005                $21,534             $11,941           $24,295
7/31/2005                $22,578             $12,385           $26,132
8/31/2005                $22,025             $12,272           $25,089
9/30/2005                $22,057             $12,371           $25,172
10/31/2005               $21,702             $12,165           $24,696
11/30/2005               $22,658             $12,625           $25,822
12/31/2005               $22,740             $12,629           $25,933
1/31/2006                $23,977             $12,964           $27,790
2/28/2006                $24,039             $12,999           $28,407
3/31/2006                $24,570             $13,161           $29,921
4/30/2006                $23,818             $13,337           $28,817
5/31/2006                $22,802             $12,954           $28,007
6/30/2006                $23,284             $12,971           $29,609
7/31/2006                $23,159             $13,051           $30,660
8/31/2006                $24,084             $13,362           $31,697
9/30/2006                $24,632             $13,706           $32,305
10/31/2006               $25,924             $14,153           $34,347
11/30/2006               $27,617             $14,422           $35,992
12/31/2006               $27,579             $14,624           $35,182
1/31/2007                $28,905             $14,845           $38,363
2/28/2007                $28,153             $14,555           $37,496
3/31/2007                $26,893             $14,718           $36,491
4/30/2007                $27,385             $15,370           $36,484
5/31/2007                $27,594             $15,906           $36,487
6/30/2007                $24,887             $15,642           $33,079
7/31/2007                $22,006             $15,157           $30,489
8/31/2007                $22,511             $15,384           $32,276
9/30/2007                $22,646             $15,959           $33,554
10/31/2007               $22,720             $16,213           $33,933
11/30/2007               $20,867             $15,535           $30,614
12/31/2007               $19,917             $15,427           $28,964
1/31/2008                $19,459             $14,502           $28,851
2/29/2008                $18,841             $14,031           $27,746
3/31/2008                $20,178             $13,970           $29,578
4/30/2008                $21,317             $14,651           $31,394
Total Returns             113.17%              46.51%           213.94%

AVERAGE ANNUAL TOTAL RETURN

CLASS B                    4/30/08
-------                    -------
1-Year                     -25.34%
5-Year                     +11.85%
Since Inception (1/1/99)   +10.14%

                            CLASS B (1/1/99-4/30/08)

                               (PERFORMANCE GRAPH)

                FRANKLIN REAL ESTATE SECURITIES   S&P 500   DOW JONES WILSHIRE REAL
     DATE                FUND - CLASS B            INDEX    ESTATE SECURITIES INDEX
-------------   -------------------------------   -------   -----------------------
1/1/1999                    $10,000               $10,000           $10,000
1/31/1999                   $ 9,679               $10,418           $ 9,783
2/28/1999                   $ 9,553               $10,094           $ 9,706
3/31/1999                   $ 9,539               $10,498           $ 9,653
4/30/1999                   $10,587               $10,905           $10,682
5/31/1999                   $10,712               $10,647           $10,863
6/30/1999                   $10,531               $11,238           $10,679
7/31/1999                   $10,049               $10,887           $10,270
8/31/1999                   $ 9,860               $10,833           $10,116
9/30/1999                   $ 9,462               $10,536           $ 9,661
10/31/1999                  $ 9,246               $11,203           $ 9,481
11/30/1999                  $ 9,029               $11,431           $ 9,332
12/31/1999                  $ 9,375               $12,104           $ 9,683
1/31/2000                   $ 9,360               $11,496           $ 9,723
2/29/2000                   $ 9,153               $11,278           $ 9,536
3/31/2000                   $ 9,594               $12,382           $ 9,954
4/30/2000                   $10,224               $12,009           $10,664
5/31/2000                   $10,438               $11,763           $10,791
6/30/2000                   $10,941               $12,053           $11,154
7/31/2000                   $11,878               $11,864           $12,156
8/31/2000                   $11,473               $12,601           $11,718
9/30/2000                   $11,780               $11,936           $12,099
10/31/2000                  $11,318               $11,886           $11,574
11/30/2000                  $11,409               $10,949           $11,835
12/31/2000                  $12,185               $11,002           $12,657
1/31/2001                   $12,423               $11,392           $12,784
2/28/2001                   $12,200               $10,354           $12,518
3/31/2001                   $12,123               $ 9,698           $12,528
4/30/2001                   $12,423               $10,451           $12,827
5/31/2001                   $12,346               $10,521           $13,186
6/30/2001                   $12,957               $10,265           $13,894
7/31/2001                   $12,624               $10,164           $13,616
8/31/2001                   $12,887               $ 9,528           $14,092
9/30/2001                   $12,205               $ 8,759           $13,256
10/31/2001                  $11,752               $ 8,926           $12,760
11/30/2001                  $12,604               $ 9,610           $13,587
12/31/2001                  $13,022               $ 9,694           $13,981
1/31/2002                   $13,006               $ 9,553           $14,041
2/28/2002                   $13,307               $ 9,369           $14,363
3/31/2002                   $14,083               $ 9,721           $15,248
4/30/2002                   $14,273               $ 9,132           $15,341
5/31/2002                   $14,416               $ 9,064           $15,496
6/30/2002                   $14,671               $ 8,419           $15,813
7/31/2002                   $13,839               $ 7,763           $14,834
8/31/2002                   $13,823               $ 7,813           $14,840
9/30/2002                   $13,182               $ 6,964           $14,184
10/31/2002                  $12,584               $ 7,577           $13,479
11/30/2002                  $13,012               $ 8,023           $14,147
12/31/2002                  $13,152               $ 7,552           $14,353
1/31/2003                   $12,783               $ 7,354           $13,933
2/28/2003                   $13,013               $ 7,244           $14,137
3/31/2003                   $13,234               $ 7,314           $14,497
4/30/2003                   $13,816               $ 7,917           $15,107
5/31/2003                   $14,743               $ 8,334           $15,974
6/30/2003                   $15,234               $ 8,440           $16,285
7/31/2003                   $15,812               $ 8,589           $17,230
8/31/2003                   $15,928               $ 8,756           $17,414
9/30/2003                   $16,404               $ 8,663           $18,001
10/31/2003                  $16,711               $ 9,153           $18,275
11/30/2003                  $17,451               $ 9,234           $19,066
12/31/2003                  $17,957               $ 9,718           $19,672
1/31/2004                   $18,612               $ 9,897           $20,404
2/29/2004                   $19,117               $10,034           $20,823
3/31/2004                   $20,033               $ 9,883           $22,053
4/30/2004                   $17,192               $ 9,728           $18,992
5/31/2004                   $18,234               $ 9,861           $20,420
6/30/2004                   $18,801               $10,053           $21,053
7/31/2004                   $18,987               $ 9,720           $21,165
8/31/2004                   $20,425               $ 9,759           $22,818
9/30/2004                   $20,562               $ 9,865           $22,770
10/31/2004                  $21,580               $10,016           $24,002
11/30/2004                  $22,420               $10,421           $25,128
12/31/2004                  $23,561               $10,776           $26,520
1/31/2005                   $22,164               $10,513           $24,324
2/28/2005                   $22,704               $10,734           $25,066
3/31/2005                   $22,364               $10,544           $24,770
4/30/2005                   $23,230               $10,344           $26,013
5/31/2005                   $23,979               $10,673           $26,872
6/30/2005                   $25,160               $10,689           $28,280
7/31/2005                   $26,371               $11,086           $30,418
8/31/2005                   $25,702               $10,985           $29,204
9/30/2005                   $25,726               $11,074           $29,301
10/31/2005                  $25,300               $10,889           $28,747
11/30/2005                  $26,388               $11,301           $30,058
12/31/2005                  $26,470               $11,305           $30,187
1/31/2006                   $27,894               $11,604           $32,348
2/28/2006                   $27,946               $11,636           $33,066
3/31/2006                   $28,548               $11,781           $34,829
4/30/2006                   $27,655               $11,939           $33,544
5/31/2006                   $26,460               $11,595           $32,601
6/30/2006                   $27,000               $11,611           $34,466
7/31/2006                   $26,844               $11,683           $35,690
8/31/2006                   $27,898               $11,961           $36,896
9/30/2006                   $28,509               $12,269           $37,604
10/31/2006                  $29,992               $12,669           $39,981
11/30/2006                  $31,934               $12,909           $41,896
12/31/2006                  $31,863               $13,091           $40,953
1/31/2007                   $33,396               $13,289           $44,655
2/28/2007                   $32,527               $13,029           $43,646
3/31/2007                   $31,070               $13,174           $42,476
4/30/2007                   $31,639               $13,758           $42,468
5/31/2007                   $31,879               $14,238           $42,472
6/30/2007                   $28,752               $14,001           $38,505
7/31/2007                   $25,422               $13,567           $35,490
8/31/2007                   $26,005               $13,771           $37,570
9/30/2007                   $26,161               $14,286           $39,058
10/31/2007                  $26,247               $14,513           $39,499
11/30/2007                  $24,105               $13,906           $35,636
12/31/2007                  $23,008               $13,810           $33,715
1/31/2008                   $22,479               $12,981           $33,584
2/29/2008                   $21,764               $12,560           $32,298
3/31/2008                   $23,310               $12,505           $34,429
4/30/2008                   $24,628               $13,115           $36,543
Total Returns                146.28%                31.15%           265.43%


                               Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

CLASS C   4/30/08
-------   -------
1-Year    -23.43%
5-Year    +12.06%
10-Year    +7.72%

                            CLASS C (5/1/98-4/30/08)

                               (PERFORMANCE GRAPH)

                   FRANKLIN REAL ESTATE      S&P 500   DOW JONES WILSHIRE REAL
     DATE       SECURITIES FUND - CLASS C     INDEX    ESTATE SECURITIES INDEX
-------------   -------------------------   --------   -----------------------
5/1/1998                 $10,000             $10,000           $10,000
5/31/1998                $ 9,908             $ 9,828           $ 9,904
6/30/1998                $ 9,793             $10,227           $ 9,852
7/31/1998                $ 9,138             $10,118           $ 9,166
8/31/1998                $ 8,241             $ 8,656           $ 8,214
9/30/1998                $ 8,672             $ 9,210           $ 8,673
10/31/1998               $ 8,609             $ 9,959           $ 8,555
11/30/1998               $ 8,707             $10,563           $ 8,715
12/31/1998               $ 8,631             $11,171           $ 8,591
1/31/1999                $ 8,350             $11,639           $ 8,404
2/28/1999                $ 8,241             $11,277           $ 8,338
3/31/1999                $ 8,228             $11,728           $ 8,293
4/30/1999                $ 9,131             $12,182           $ 9,177
5/31/1999                $ 9,241             $11,895           $ 9,332
6/30/1999                $ 9,082             $12,555           $ 9,174
7/31/1999                $ 8,668             $12,163           $ 8,823
8/31/1999                $ 8,503             $12,102           $ 8,691
9/30/1999                $ 8,161             $11,771           $ 8,300
10/31/1999               $ 7,972             $12,516           $ 8,145
11/30/1999               $ 7,789             $12,770           $ 8,017
12/31/1999               $ 8,086             $13,522           $ 8,319
1/31/2000                $ 8,073             $12,843           $ 8,353
2/29/2000                $ 7,894             $12,600           $ 8,193
3/31/2000                $ 8,276             $13,832           $ 8,551
4/30/2000                $ 8,815             $13,416           $ 9,161
5/31/2000                $ 9,001             $13,141           $ 9,270
6/30/2000                $ 9,436             $13,465           $ 9,582
7/31/2000                $10,241             $13,254           $10,443
8/31/2000                $ 9,890             $14,078           $10,067
9/30/2000                $10,153             $13,334           $10,394
10/31/2000               $ 9,759             $13,278           $ 9,943
11/30/2000               $ 9,838             $12,231           $10,167
12/31/2000               $10,502             $12,291           $10,873
1/31/2001                $10,709             $12,727           $10,982
2/28/2001                $10,522             $11,567           $10,754
3/31/2001                $10,456             $10,834           $10,762
4/30/2001                $10,709             $11,676           $11,020
5/31/2001                $10,649             $11,754           $11,328
6/30/2001                $11,172             $11,468           $11,936
7/31/2001                $10,883             $11,355           $11,698
8/31/2001                $11,111             $10,644           $12,106
9/30/2001                $10,525             $ 9,785           $11,388
10/31/2001               $10,132             $ 9,971           $10,962
11/30/2001               $10,870             $10,736           $11,673
12/31/2001               $11,230             $10,830           $12,011
1/31/2002                $11,217             $10,672           $12,063
2/28/2002                $11,471             $10,466           $12,339
3/31/2002                $12,142             $10,860           $13,099
4/30/2002                $12,306             $10,201           $13,179
5/31/2002                $12,430             $10,126           $13,312
6/30/2002                $12,656             $ 9,405           $13,585
7/31/2002                $11,927             $ 8,672           $12,744
8/31/2002                $11,914             $ 8,729           $12,749
9/30/2002                $11,363             $ 7,780           $12,186
10/31/2002               $10,839             $ 8,465           $11,580
11/30/2002               $11,216             $ 8,963           $12,153
12/31/2002               $11,330             $ 8,437           $12,331
1/31/2003                $11,018             $ 8,216           $11,969
2/28/2003                $11,216             $ 8,092           $12,145
3/31/2003                $11,408             $ 8,171           $12,454
4/30/2003                $11,904             $ 8,844           $12,978
5/31/2003                $12,706             $ 9,310           $13,723
6/30/2003                $13,127             $ 9,429           $13,991
7/31/2003                $13,634             $ 9,595           $14,802
8/31/2003                $13,734             $ 9,782           $14,960
9/30/2003                $14,139             $ 9,678           $15,465
10/31/2003               $14,405             $10,226           $15,700
11/30/2003               $15,046             $10,316           $16,379
12/31/2003               $15,483             $10,857           $16,900
1/31/2004                $16,043             $11,056           $17,529
2/29/2004                $16,480             $11,210           $17,888
3/31/2004                $17,273             $11,040           $18,946
4/30/2004                $14,821             $10,867           $16,316
5/31/2004                $15,723             $11,016           $17,543
6/30/2004                $16,207             $11,230           $18,087
7/31/2004                $16,368             $10,859           $18,183
8/31/2004                $17,605             $10,903           $19,603
9/30/2004                $17,726             $11,021           $19,561
10/31/2004               $18,607             $11,189           $20,620
11/30/2004               $19,326             $11,642           $21,587
12/31/2004               $20,305             $12,038           $22,783
1/31/2005                $19,104             $11,745           $20,896
2/28/2005                $19,580             $11,992           $21,534
3/31/2005                $19,278             $11,779           $21,280
4/30/2005                $20,020             $11,556           $22,348
5/31/2005                $20,667             $11,924           $23,085
6/30/2005                $21,690             $11,941           $24,295
7/31/2005                $22,731             $12,385           $26,132
8/31/2005                $22,159             $12,272           $25,089
9/30/2005                $22,172             $12,371           $25,172
10/31/2005               $21,811             $12,165           $24,696
11/30/2005               $22,753             $12,625           $25,822
12/31/2005               $22,818             $12,629           $25,933
1/31/2006                $24,051             $12,964           $27,790
2/28/2006                $24,096             $12,999           $28,407
3/31/2006                $24,608             $13,161           $29,921
4/30/2006                $23,844             $13,337           $28,817
5/31/2006                $22,809             $12,954           $28,007
6/30/2006                $23,277             $12,971           $29,609
7/31/2006                $23,141             $13,051           $30,660
8/31/2006                $24,054             $13,362           $31,697
9/30/2006                $24,575             $13,706           $32,305
10/31/2006               $25,859             $14,153           $34,347
11/30/2006               $27,532             $14,422           $35,992
12/31/2006               $27,472             $14,624           $35,182
1/31/2007                $28,776             $14,845           $38,363
2/28/2007                $28,013             $14,555           $37,496
3/31/2007                $26,744             $14,718           $36,491
4/30/2007                $27,221             $15,370           $36,484
5/31/2007                $27,412             $15,906           $36,487
6/30/2007                $24,703             $15,642           $33,079
7/31/2007                $21,830             $15,157           $30,489
8/31/2007                $22,319             $15,384           $32,276
9/30/2007                $22,430             $15,959           $33,554
10/31/2007               $22,494             $16,213           $33,933
11/30/2007               $20,643             $15,535           $30,614
12/31/2007               $19,693             $15,427           $28,964
1/31/2008                $19,230             $14,502           $28,851
2/29/2008                $18,617             $14,031           $27,746
3/31/2008                $19,921             $13,970           $29,578
4/30/2008                $21,035             $14,651           $31,394
Total Returns             110.35%              46.51%           213.94%

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS   4/30/08
-------------   -------
1-Year          -22.02%
5-Year          +13.15%
10-Year          +8.78%

                         ADVISOR CLASS (5/1/98-4/30/08)

                               (PERFORMANCE GRAPH)

                FRANKLIN REAL ESTATE SECURITIES   S&P 500   DOW JONES WILSHIRE REAL
     DATE             FUND - ADVISOR CLASS         INDEX    ESTATE SECURITIES INDEX
-------------   -------------------------------   -------   -----------------------
5/1/1998                    $10,000               $10,000           $10,000
5/31/1998                   $ 9,910               $ 9,828           $ 9,904
6/30/1998                   $ 9,802               $10,227           $ 9,852
7/31/1998                   $ 9,158               $10,118           $ 9,166
8/31/1998                   $ 8,266               $ 8,656           $ 8,214
9/30/1998                   $ 8,706               $ 9,210           $ 8,673
10/31/1998                  $ 8,644               $ 9,959           $ 8,555
11/30/1998                  $ 8,757               $10,563           $ 8,715
12/31/1998                  $ 8,686               $11,171           $ 8,591
1/31/1999                   $ 8,413               $11,639           $ 8,404
2/28/1999                   $ 8,310               $11,277           $ 8,338
3/31/1999                   $ 8,304               $11,728           $ 8,293
4/30/1999                   $ 9,213               $12,182           $ 9,177
5/31/1999                   $ 9,334               $11,895           $ 9,332
6/30/1999                   $ 9,182               $12,555           $ 9,174
7/31/1999                   $ 8,770               $12,163           $ 8,823
8/31/1999                   $ 8,613               $12,102           $ 8,691
9/30/1999                   $ 8,274               $11,771           $ 8,300
10/31/1999                  $ 8,086               $12,516           $ 8,145
11/30/1999                  $ 7,904               $12,770           $ 8,017
12/31/1999                  $ 8,218               $13,522           $ 8,319
1/31/2000                   $ 8,212               $12,843           $ 8,353
2/29/2000                   $ 8,032               $12,600           $ 8,193
3/31/2000                   $ 8,429               $13,832           $ 8,551
4/30/2000                   $ 8,985               $13,416           $ 9,161
5/31/2000                   $ 9,186               $13,141           $ 9,270
6/30/2000                   $ 9,632               $13,465           $ 9,582
7/31/2000                   $10,464               $13,254           $10,443
8/31/2000                   $10,117               $14,078           $10,067
9/30/2000                   $10,395               $13,334           $10,394
10/31/2000                  $ 9,996               $13,278           $ 9,943
11/30/2000                  $10,082               $12,231           $10,167
12/31/2000                  $10,782               $12,291           $10,873
1/31/2001                   $10,998               $12,727           $10,982
2/28/2001                   $10,815               $11,567           $10,754
3/31/2001                   $10,756               $10,834           $10,762
4/30/2001                   $11,026               $11,676           $11,020
5/31/2001                   $10,972               $11,754           $11,328
6/30/2001                   $11,520               $11,468           $11,936
7/31/2001                   $11,232               $11,355           $11,698
8/31/2001                   $11,479               $10,644           $12,106
9/30/2001                   $10,882               $ 9,785           $11,388
10/31/2001                  $10,487               $ 9,971           $10,962
11/30/2001                  $11,255               $10,736           $11,673
12/31/2001                  $11,633               $10,830           $12,011
1/31/2002                   $11,633               $10,672           $12,063
2/28/2002                   $11,908               $10,466           $12,339
3/31/2002                   $12,614               $10,860           $13,099
4/30/2002                   $12,797               $10,201           $13,179
5/31/2002                   $12,938               $10,126           $13,312
6/30/2002                   $13,180               $ 9,405           $13,585
7/31/2002                   $12,431               $ 8,672           $12,744
8/31/2002                   $12,431               $ 8,729           $12,749
9/30/2002                   $11,865               $ 7,780           $12,186
10/31/2002                  $11,331               $ 8,465           $11,580
11/30/2002                  $11,728               $ 8,963           $12,153
12/31/2002                  $11,866               $ 8,437           $12,331
1/31/2003                   $11,543               $ 8,216           $11,969
2/28/2003                   $11,756               $ 8,092           $12,145
3/31/2003                   $11,971               $ 8,171           $12,454
4/30/2003                   $12,507               $ 8,844           $12,978
5/31/2003                   $13,352               $ 9,310           $13,723
6/30/2003                   $13,809               $ 9,429           $13,991
7/31/2003                   $14,351               $ 9,595           $14,802
8/31/2003                   $14,470               $ 9,782           $14,960
9/30/2003                   $14,910               $ 9,678           $15,465
10/31/2003                  $15,210               $10,226           $15,700
11/30/2003                  $15,891               $10,316           $16,379
12/31/2003                  $16,368               $10,857           $16,900
1/31/2004                   $16,983               $11,056           $17,529
2/29/2004                   $17,454               $11,210           $17,888
3/31/2004                   $18,304               $11,040           $18,946
4/30/2004                   $15,719               $10,867           $16,316
5/31/2004                   $16,692               $11,016           $17,543
6/30/2004                   $17,222               $11,230           $18,087
7/31/2004                   $17,407               $10,859           $18,183
8/31/2004                   $18,742               $10,903           $19,603
9/30/2004                   $18,882               $11,021           $19,561
10/31/2004                  $19,838               $11,189           $20,620
11/30/2004                  $20,625               $11,642           $21,587
12/31/2004                  $21,682               $12,038           $22,783
1/31/2005                   $20,418               $11,745           $20,896
2/28/2005                   $20,944               $11,992           $21,534
3/31/2005                   $20,644               $11,779           $21,280
4/30/2005                   $21,451               $11,556           $22,348
5/31/2005                   $22,168               $11,924           $23,085
6/30/2005                   $23,280               $11,941           $24,295
7/31/2005                   $24,413               $12,385           $26,132
8/31/2005                   $23,826               $12,272           $25,089
9/30/2005                   $23,858               $12,371           $25,172
10/31/2005                  $23,484               $12,165           $24,696
11/30/2005                  $24,515               $12,625           $25,822
12/31/2005                  $24,609               $12,629           $25,933
1/31/2006                   $25,963               $12,964           $27,790
2/28/2006                   $26,030               $12,999           $28,407
3/31/2006                   $26,611               $13,161           $29,921
4/30/2006                   $25,801               $13,337           $28,817
5/31/2006                   $24,704               $12,954           $28,007
6/30/2006                   $25,226               $12,971           $29,609
7/31/2006                   $25,101               $13,051           $30,660
8/31/2006                   $26,118               $13,362           $31,697
9/30/2006                   $26,707               $13,706           $32,305
10/31/2006                  $28,121               $14,153           $34,347
11/30/2006                  $29,969               $14,422           $35,992
12/31/2006                  $29,927               $14,624           $35,182
1/31/2007                   $31,370               $14,845           $38,363
2/28/2007                   $30,558               $14,555           $37,496
3/31/2007                   $29,204               $14,718           $36,491
4/30/2007                   $29,747               $15,370           $36,484
5/31/2007                   $29,984               $15,906           $36,487
6/30/2007                   $27,043               $15,642           $33,079
7/31/2007                   $23,917               $15,157           $30,489
8/31/2007                   $24,474               $15,384           $32,276
9/30/2007                   $24,615               $15,959           $33,554
10/31/2007                  $24,706               $16,213           $33,933
11/30/2007                  $22,689               $15,535           $30,614
12/31/2007                  $21,668               $15,427           $28,964
1/31/2008                   $21,172               $14,502           $28,851
2/29/2008                   $20,503               $14,031           $27,746
3/31/2008                   $21,963               $13,970           $29,578
4/30/2008                   $23,197               $14,651           $31,394
Total Returns                131.97%                46.51%           213.94%


                               12 | Annual Report

ENDNOTES

INVESTING IN A FUND CONCENTRATING IN REAL ESTATE SECURITIES INVOLVES SPECIAL RISKS SUCH AS DECLINES IN THE VALUE OF REAL ESTATE, AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC OR REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-CAPITALIZATION STOCKS CARRY SPECIAL RISKS, SINCE THESE SECURITIES HAVE HISTORICALLY BEEN MORE VOLATILE IN PRICE THAN LARGER-CAPITALIZATION STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report.

(6.) The Class B distribution and service (12b-1) fees, which are a component of total annual operating expenses, may consist of a maximum dealer-service fee of 0.25% and an asset based sales charge of 0.75%. Effective December 17, 2007, the Fund discontinued payments of the asset based sales charge to maintain compliance with NASD Rule 2830, which sets forth a maximum aggregate sales charge allowed under the rule.

(7.) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is float adjusted, capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.


                               Annual Report | 13

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               14 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                             VALUE 11/1/07      VALUE 4/30/08   PERIOD* 11/1/07-4/30/08
                                           -----------------   --------------   -----------------------
CLASS A
Actual                                           $1,000           $  938.20              $4.58
Hypothetical (5% return before expenses)         $1,000           $1,020.14              $4.77
CLASS B
Actual                                           $1,000           $  937.50              $5.68
Hypothetical (5% return before expenses)         $1,000           $1,019.00              $5.92
CLASS C
Actual                                           $1,000           $  935.10              $8.18
Hypothetical (5% return before expenses)         $1,000           $1,016.41              $8.52
ADVISOR CLASS
Actual                                           $1,000           $  938.90              $3.37
Hypothetical (5% return before expenses)         $1,000           $1,021.38              $3.52

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.95%; B: 1.18%; C: 1.70%; and Advisor:
     0.70%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                               Annual Report | 15

Franklin Real Estate Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN REAL ESTATE SECURITIES FUND

                                                                                  YEAR ENDED APRIL 30,
                                                            ----------------------------------------------------------------
                                                              2008          2007          2006          2005          2004
                                                            --------      --------      --------      --------      --------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $  26.19      $  26.95      $  25.99      $  20.63      $  16.97
                                                            --------      --------      --------      --------      --------
Income from investment operations(a):
   Net investment income(b) .............................       0.46          0.44          0.50          0.49          0.55
   Net realized and unrealized gains (losses) ...........      (6.38)         3.60          4.50          6.88          3.74
                                                            --------      --------      --------      --------      --------
Total from investment operations ........................      (5.92)         4.04          5.00          7.37          4.29
                                                            --------      --------      --------      --------      --------
Less distributions from:
   Net investment income ................................      (0.48)        (0.42)        (0.61)        (0.53)        (0.63)
   Net realized gains ...................................      (1.26)        (4.38)        (3.43)        (1.48)           --
                                                            --------      --------      --------      --------      --------
Total distributions .....................................      (1.74)        (4.80)        (4.04)        (2.01)        (0.63)
                                                            --------      --------      --------      --------      --------
Contingent deferred sales charges retained by the Fund ..         --(d)         --            --            --            --
Redemption fees .........................................         --(d)         --(d)         --(d)         --(d)         --
                                                            --------      --------      --------      --------      --------
Net asset value, end of year ............................   $  18.53      $  26.19      $  26.95      $  25.99      $  20.63
                                                            ========      ========      ========      ========      ========
Total return(c) .........................................     (22.16)%       14.97%        20.00%        36.07%        25.43%
RATIOS TO AVERAGE NET ASSETS
Expenses ................................................       0.99%(e)      0.96%(e)      0.88%(e)      0.92%(e)      1.01%
Net investment income ...................................       2.21%         1.63%         1.84%         2.03%         2.64%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $364,296      $751,489      $808,892      $671,587      $550,176
Portfolio turnover rate .................................      94.51%        15.51%        42.09%        36.90%        27.34%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges.

(d)  Amount rounds to less than $0.01 per share.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               16 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                                                YEAR ENDED APRIL 30,
                                                            -----------------------------------------------------------
                                                              2008         2007         2006         2005         2004
                                                            -------      -------      -------      -------      -------
CLASS B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $ 25.80      $ 26.62      $ 25.77      $ 20.45      $ 16.84
                                                            -------      -------      -------      -------      -------
Income from investment operations(a):
   Net investment income(b) .............................      0.34         0.24         0.30         0.31         0.39
   Net realized and unrealized gains (losses) ...........     (6.27)        3.55         4.45         6.83         3.72
                                                            -------      -------      -------      -------      -------
Total from investment operations ........................     (5.93)        3.79         4.75         7.14         4.11
                                                            -------      -------      -------      -------      -------
Less distributions from:
   Net investment income ................................     (0.36)       (0.23)       (0.47)       (0.34)       (0.50)
   Net realized gains ...................................     (1.26)       (4.38)       (3.43)       (1.48)          --
                                                            -------      -------      -------      -------      -------
Total distributions .....................................     (1.62)       (4.61)       (3.90)       (1.82)       (0.50)
                                                            -------      -------      -------      -------      -------
Contingent deferred sales charges retained by the Fund ..        --(d)        --           --           --           --
Redemption fees .........................................        --(d)        --(d)        --(d)        --(d)        --
                                                            -------      -------      -------      -------      -------
Net asset value, end of year ............................   $ 18.25      $ 25.80      $ 26.62      $ 25.77      $ 20.45
                                                            =======      =======      =======      =======      =======
Total return(c) .........................................    (22.51)%      14.17%       19.05%       35.12%       24.43%
RATIOS TO AVERAGE NET ASSETS
Expenses ................................................      1.55%(e)     1.70%(e)     1.63%(e)     1.66%(e)     1.76%
Net investment income ...................................      1.65%        0.89%        1.09%        1.29%        1.89%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $23,998      $57,353      $71,458      $72,841      $56,334
Portfolio turnover rate .................................     94.51%       15.51%       42.09%       36.90%       27.34%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges.

(d)  Amount rounds to less than $0.01 per share.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 17

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                                                  YEAR ENDED APRIL 30,
                                                            ---------------------------------------------------------------
                                                              2008         2007          2006          2005          2004
                                                            -------      --------      --------      --------      --------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $ 25.66      $  26.50      $  25.66      $  20.37      $  16.78
                                                            -------      --------      --------      --------      --------
Income from investment operations(a):
   Net investment income(b) .............................      0.30          0.24          0.30          0.31          0.39
   Net realized and unrealized gains (losses) ...........     (6.25)         3.53          4.44          6.79          3.70
                                                            -------      --------      --------      --------      --------
Total from investment operations ........................     (5.95)         3.77          4.74          7.10          4.09
                                                            -------      --------      --------      --------      --------
Less distributions from:
   Net investment income ................................     (0.32)        (0.23)        (0.47)        (0.33)        (0.50)
   Net realized gains ...................................     (1.26)        (4.38)        (3.43)        (1.48)           --
                                                            -------      --------      --------      --------      --------
Total distributions .....................................     (1.58)        (4.61)        (3.90)        (1.81)        (0.50)
                                                            -------      --------      --------      --------      --------
Contingent deferred sales charges retained by the Fund ..        --(d)         --            --            --            --
Redemption fees .........................................        --(d)         --(d)         --(d)         --(d)         --
                                                            -------      --------      --------      --------      --------
Net asset value, end of year ............................   $ 18.13      $  25.66      $  26.50      $  25.66      $  20.37
                                                            =======      ========      ========      ========      ========
Total return(c) .........................................    (22.72)%       14.16%        19.10%        35.07%        24.50%
RATIOS TO AVERAGE NET ASSETS
Expenses ................................................      1.74%(e)      1.70%(e)      1.62%(e)      1.67%(e)      1.76%
Net investment income ...................................      1.46%         0.89%         1.10%         1.28%         1.89%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $74,259      $155,247      $192,172      $189,468      $149,656
Portfolio turnover rate .................................     94.51%        15.51%        42.09%        36.90%        27.34%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges.

(d)  Amount rounds to less than $0.01 per share.

(e)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               18 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                                                YEAR ENDED APRIL 30,
                                                            ------------------------------------------------------------
                                                              2008         2007         2006         2005         2004
                                                            -------      -------      -------      -------      -------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $ 26.32      $ 27.06      $ 26.06      $ 20.68      $ 17.02
                                                            -------      -------      -------      -------      -------
Income from investment operations(a):
   Net investment income(b) .............................      0.58         0.51         0.58         0.56         0.58
   Net realized and unrealized gains (losses) ...........     (6.48)        3.61         4.52         6.89         3.76
                                                            -------      -------      -------      -------      -------
Total from investment operations ........................     (5.90)        4.12         5.10         7.45         4.34
                                                            -------      -------      -------      -------      -------
Less distributions from:
   Net investment income ................................     (0.54)       (0.48)       (0.67)       (0.59)       (0.68)
   Net realized gains ...................................     (1.26)       (4.38)       (3.43)       (1.48)          --
                                                            -------      -------      -------      -------      -------
Total distributions .....................................     (1.80)       (4.86)       (4.10)       (2.07)       (0.68)
                                                            -------      -------      -------      -------      -------
Contingent deferred sales charges retained by the Fund ..        --(c)        --           --           --           --
Redemption fees .........................................        --(c)        --(c)        --(c)        --(c)        --
                                                            -------      -------      -------      -------      -------
Net asset value, end of year ............................   $ 18.62      $ 26.32      $ 27.06      $ 26.06      $ 20.68
                                                            =======      =======      =======      =======      =======
Total return ............................................    (22.02)%      15.29%       20.28%       36.46%       25.68%
RATIOS TO AVERAGE NET ASSETS
Expenses ................................................      0.74%(d)     0.71%(d)     0.63%(d)     0.67%(d)     0.76%
Net investment income ...................................      2.46%        1.88%        2.09%        2.28%        2.89%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $ 3,751      $49,723      $48,368      $39,990      $41,101
Portfolio turnover rate .................................     94.51%       15.51%       42.09%       36.90%       27.34%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 19

Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2008

FRANKLIN REAL ESTATE SECURITIES FUND                     SHARES         VALUE
----------------------------------------------------   ----------   ------------
    LONG TERM INVESTMENTS 90.6%
    COMMON STOCKS 90.3%
    REAL ESTATE INVESTMENT TRUSTS 90.3%
    AMB Property Corp. .............................      126,900   $  7,328,475
    AvalonBay Communities Inc. .....................      172,100     17,166,975
    Boston Properties Inc. .........................      192,100     19,304,129
    Camden Property Trust ..........................      205,400     10,867,714
    Corporate Office Properties Trust ..............      218,000      8,131,400
    Cousins Properties Inc. ........................      149,400      3,796,254
    Developers Diversified Realty Corp. ............      216,500      9,298,675
    Douglas Emmett Inc. ............................      388,600      9,233,136
    Equity Lifestyle Properties Inc. ...............      101,300      5,008,272
    Equity One Inc. ................................       60,400      1,491,880
    Equity Residential .............................      560,044     23,253,027
    Essex Property Trust Inc. ......................       56,200      6,687,800
    Federal Realty Investment Trust ................      102,800      8,445,020
    General Growth Properties Inc. .................      243,400      9,969,664
    HCP Inc. .......................................      509,100     18,174,870
    Highwoods Properties Inc. ......................      181,700      6,366,768
    Hospitality Properties Trust ...................      144,200      4,633,146
    Host Hotels & Resorts Inc. .....................    1,238,036     21,294,219
    Kilroy Realty Corp. ............................      141,900      7,424,208
    Kimco Realty Corp. .............................      499,000     19,915,090
    Liberty Property Trust .........................      206,800      7,244,204
    The Macerich Co. ...............................      120,600      8,819,478
    Nationwide Health Properties Inc. ..............      372,500     13,417,450
    Parkway Properties Inc. ........................       25,700      1,019,262
    ProLogis .......................................      406,198     25,432,057
    Public Storage .................................      200,500     18,185,350
    Regency Centers Corp. ..........................      151,400     10,835,698
    Simon Property Group Inc. ......................      391,963     39,141,425
    SL Green Realty Corp. ..........................       88,000      8,166,400
    Sun Communities Inc. ...........................      164,400      3,197,580
    Sunstone Hotel Investors Inc. ..................      287,300      5,366,764
    Taubman Centers Inc. ...........................      187,000     10,597,290
    UDR Inc. .......................................      523,200     13,226,496
    Ventas Inc. ....................................      272,542     13,234,640
    Vornado Realty Trust ...........................      272,800     25,394,952
                                                                    ------------
    TOTAL COMMON STOCKS (COST $319,672,086) ........                 421,069,768
                                                                    ------------
    PREFERRED STOCK (COST $1,404,811) 0.3%
    REAL ESTATE INVESTMENT TRUSTS 0.3%
    Kimco Realty Corp., 7.75%, pfd., G .............       56,000      1,386,000
                                                                    ------------
    TOTAL LONG TERM INVESTMENTS
       (COST $321,076,897) .........................                 422,455,768
                                                                    ------------


                               20 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND                     SHARES         VALUE
----------------------------------------------------   ----------   ------------
    SHORT TERM INVESTMENT (COST $19,986,840) 4.3%
    MONEY MARKET FUND 4.3%
(a) Franklin Institutional Fiduciary Trust Money
    Market Portfolio, 2.29% ........................   19,986,840   $ 19,986,840
                                                                    ------------
    TOTAL INVESTMENTS (COST $ 341,063,737) 94.9% ...                 442,442,608
    OTHER ASSETS, LESS LIABILITIES 5.1% ............                  23,862,703
                                                                    ------------
    NET ASSETS 100.0% ..............................                $466,305,311
                                                                    ============

(a) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 21

Franklin Real Estate Securities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008

                                                                      FRANKLIN
                                                                     REAL ESTATE
                                                                     SECURITIES
                                                                        FUND
                                                                    ------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ...............................   $321,076,897
      Cost - Sweep Money Fund (Note 7) ..........................     19,986,840
                                                                    ------------
      Total cost of investments .................................   $341,063,737
                                                                    ============
      Value - Unaffiliated issuers ..............................   $422,455,768
      Value - Sweep Money Fund (Note 7) .........................     19,986,840
                                                                    ------------
      Total value of investments ................................    442,442,608
   Foreign currency, at value (cost $ 7,707) ....................          8,454
   Receivables:
      Investment securities sold ................................     30,344,501
      Capital shares sold .......................................        468,428
      Dividends .................................................        111,034
                                                                    ------------
         Total assets ...........................................    473,375,025
                                                                    ------------
Liabilities:
   Payables:
      Investment securities purchased ...........................      5,366,726
      Capital shares redeemed ...................................      1,101,756
      Affiliates ................................................        384,660
   Accrued expenses and other liabilities .......................        216,572
                                                                    ------------
         Total liabilities ......................................      7,069,714
                                                                    ------------
            Net assets, at value ................................   $466,305,311
                                                                    ============
Net assets consist of:
   Paid-in capital ..............................................   $347,476,831
   Undistributed net investment income ..........................        208,041
   Net unrealized appreciation (depreciation) ...................    101,379,618
   Accumulated net realized gain (loss) .........................     17,240,821
                                                                    ------------
            Net assets, at value ................................   $466,305,311
                                                                    ============

   The accompanying notes are an integral part of these financial statements.


                               22 | Annual Report

Franklin Real Estate Securities Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2008

                                                                      FRANKLIN
                                                                     REAL ESTATE
                                                                     SECURITIES
                                                                        FUND
                                                                    ------------
CLASS A:
   Net assets, at value .........................................   $364,296,121
                                                                    ------------
   Shares outstanding ...........................................     19,663,537
                                                                    ------------
   Net asset value per share(a) .................................   $      18.53
                                                                    ------------
   Maximum offering price per share (net asset value per share
      / 94.25%) .................................................   $      19.66
                                                                    ------------
CLASS B:
   Net assets, at value .........................................   $ 23,998,439
                                                                    ------------
   Shares outstanding ...........................................      1,314,991
                                                                    ------------
   Net asset value and maximum offering price per share(a) ......   $      18.25
                                                                    ------------
CLASS C:
   Net assets, at value .........................................   $ 74,259,367
                                                                    ------------
   Shares outstanding ...........................................      4,095,866
                                                                    ------------
   Net asset value and maximum offering price per share(a) ......   $      18.13
                                                                    ------------
ADVISOR CLASS:
   Net assets, at value .........................................   $  3,751,384
                                                                    ------------
   Shares outstanding ...........................................        201,507
                                                                    ------------
   Net asset value and maximum offering price per share(a) ......   $      18.62
                                                                    ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 23

Franklin Real Estate Securities Trust

STATEMENT OF OPERATIONS
for the year ended April 30, 2008

                                                                      FRANKLIN
                                                                    REAL ESTATE
                                                                     SECURITIES
                                                                       FUND
                                                                   -------------
Investment income:
   Dividends: (net of foreign taxes withheld of $81,849)
      Unaffiliated issuers .....................................   $  18,274,631
      Sweep Money Fund (Note 7) ................................       1,973,998
   Interest ....................................................             982
                                                                   -------------
         Total investment income ...............................      20,249,611
                                                                   -------------
Expenses:
   Management fees (Note 3a) ...................................       2,956,988
   Distribution fees: (Note 3c)
      Class A ..................................................       1,194,486
      Class B ..................................................         283,140
      Class C ..................................................         972,224
   Transfer agent fees (Note 3e) ...............................       1,375,478
   Custodian fees (Note 4) .....................................           8,071
   Reports to shareholders .....................................         151,346
   Registration and filing fees ................................          90,523
   Professional fees ...........................................          40,362
   Trustees' fees and expenses .................................          52,186
   Other .......................................................          21,038
                                                                   -------------
         Total expenses ........................................       7,145,842
         Expense reductions (Note 4) ...........................          (1,829)
                                                                   -------------
            Net expenses .......................................       7,144,013
                                                                   -------------
               Net investment income ...........................      13,105,598
                                                                   -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ..............................................      12,043,025
      Realized gain distributions from REITs ...................       5,004,378
      Foreign currency transactions ............................           2,184
                                                                   -------------
               Net realized gain (loss) ........................      17,049,587
                                                                   -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ..............................................    (236,453,463)
      Translation of assets and liabilities denominated in
         foreign currencies ....................................             770
                                                                   -------------
               Net change in unrealized appreciation
                  (depreciation) ...............................    (236,452,693)
                                                                   -------------
Net realized and unrealized gain (loss) ........................    (219,403,106)
                                                                   -------------
Net increase (decrease) in net assets resulting from
   operations ..................................................   $(206,297,508)
                                                                   =============

   The accompanying notes are an integral part of these financial statements.


                               24 | Annual Report

Franklin Real Estate Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FRANKLIN REAL ESTATE
                                                                       SECURITIES FUND
                                                               -------------------------------
                                                                     YEAR ENDED APRIL 30,
                                                                    2008             2007
                                                               --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................   $   13,105,598   $   15,882,312
      Net realized gain (loss) from investments and foreign
         currency transactions .............................       17,049,587       75,744,530
      Net change in unrealized appreciation (depreciation)
         on investments and translation of assets and
         liabilities denominated in foreign currencies .....     (236,452,693)      54,803,451
                                                               --------------   --------------
            Net increase (decrease) in net assets resulting
               from operations .............................     (206,297,508)     146,430,293
                                                               --------------   --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ...........................................      (11,091,340)     (12,005,354)
         Class B ...........................................         (597,753)        (544,827)
         Class C ...........................................       (1,531,927)      (1,484,947)
         Advisor Class .....................................         (699,908)        (821,027)
   Net realized gains:
         Class A ...........................................      (25,948,466)    (119,536,595)
         Class B ...........................................       (1,905,516)      (9,443,402)
         Class C ...........................................       (5,416,489)     (25,356,968)
         Advisor Class .....................................         (261,854)      (7,226,949)
                                                               --------------   --------------
   Total distributions to shareholders .....................      (47,453,253)    (176,420,069)
                                                               --------------   --------------
   Capital share transactions: (Note 2)
         Class A ...........................................     (197,074,002)     (35,191,568)
         Class B ...........................................      (18,894,412)     (12,502,167)
         Class C ...........................................      (41,790,573)     (32,263,255)
         Advisor Class .....................................      (36,022,748)       2,857,083
                                                               --------------   --------------
   Total capital share transactions ........................     (293,781,735)     (77,099,907)
                                                               --------------   --------------
   Contingent deferred sales charges retained by the Fund ..           20,608               --
   Redemption fees .........................................            4,810           12,287
                                                               --------------   --------------
         Net increase (decrease) in net assets .............     (547,507,078)    (107,077,396)
Net assets
   Beginning of year .......................................    1,013,812,389    1,120,889,785
                                                               --------------   --------------
   End of year .............................................   $  466,305,311   $1,013,812,389
                                                               ==============   ==============
Undistributed net investment income included in net assets:
   End of year .............................................   $      208,041   $    1,254,331
                                                               ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 25

Franklin Real Estate Securities Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.


                               26 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of April 30, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according


                               Annual Report | 27

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                               28 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                         YEAR ENDED APRIL 30,
                                      ---------------------------------------------------------
                                                  2008                          2007
                                      ---------------------------   ---------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                      -----------   -------------   -----------   -------------
CLASS A SHARES:
   Shares sold ....................     2,927,657   $  59,851,699     5,064,113   $ 138,119,074
   Shares issued in reinvestment of
      distributions ...............     1,943,432      34,522,852     4,638,630     122,545,335
   Shares redeemed ................   (13,906,308)   (291,448,553)  (11,017,963)   (295,855,977)
                                      -----------   -------------   -----------   -------------
   Net increase (decrease) ........    (9,035,219)  $(197,074,002)   (1,315,220)  $ (35,191,568)
                                      ===========   =============   ===========   =============
CLASS B SHARES:
   Shares sold ....................        54,981   $   1,057,718        48,938   $   1,322,006
   Shares issued in reinvestment of
      distributions ...............       131,029       2,265,121       343,238       8,939,653
   Shares redeemed ................    (1,094,140)    (22,217,251)     (852,984)    (22,763,826)
                                      -----------   -------------   -----------   -------------
   Net increase (decrease) ........      (908,130)  $ (18,894,412)     (460,808)  $ (12,502,167)
                                      ===========   =============   ===========   =============
CLASS C SHARES:
   Shares sold ....................       464,143   $   9,010,610       619,910   $  16,442,775
   Shares issued in reinvestment of
      distributions ...............       362,534       6,225,096       934,950      24,219,969
   Shares redeemed ................    (2,781,441)    (57,026,279)   (2,755,307)    (72,925,999)
                                      -----------   -------------   -----------   -------------
   Net increase (decrease) ........    (1,954,764)  $ (41,790,573)   (1,200,447)  $ (32,263,255)
                                      ===========   =============   ===========   =============
ADVISOR CLASS SHARES:
   Shares sold ....................       505,619   $  11,234,023       103,854   $   2,938,791
   Shares issued in reinvestment of
      distributions ...............        43,406         895,499       292,559       7,766,999
   Shares redeemed ................    (2,236,736)    (48,152,270)     (294,458)     (7,848,707)
                                      -----------   -------------   -----------   -------------
   Net increase (decrease) ........    (1,687,711)  $ (36,022,748)      101,955   $   2,857,083
                                      ===========   =============   ===========   =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
-------------------------------------------------------------   ----------------------
Franklin Templeton Institutional, LLC (FT Institutional)        Investment manager
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                               Annual Report | 29

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

Effective January 1, 2008, the Fund pays an investment management fee to FT Institutional (from January 1, 2008 through January 31, 2008 the fee was paid to Advisers) based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
      0.625%          Up to and including $100 million
      0.500%          Over $100 million, up to and including $250 million
      0.450%          Over $250 million, up to and including $7.5 billion
      0.440%          Over $7.5 billion, up to and including $10 billion
      0.430%          Over $10 billion, up to and including $12.5 billion
      0.420%          Over $12.5 billion, up to and including $15 billion
      0.400%          In excess of $15 billion

Prior to January 1, 2008, the Fund paid fees to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
      0.625%          Up to and including $100 million
      0.500%          Over $100 million, up to and including $250 million
      0.450%          Over $250 million, up to and including $10 billion
      0.440%          Over $10 billion, up to and including $12.5 billion
      0.420%          Over $12.5 billion, up to and including $15 billion
      0.400%          In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.


                               30 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .......   0.25%
Class B .......   1.00%(a)
Class C .......   1.00%

(a) The Class B maximum annual plan rate consists of a dealer-service fee of 0.25% and an asset based sales charge of 0.75%. Effective December 17, 2007, the Fund discontinued payments of the asset based sales charge to maintain compliance with NASD Rule 2830, which sets forth a maximum aggregate sales charge allowed under the rule.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions
   paid to unaffiliated broker/dealers ......   $123,378
Contingent deferred sales charges retained ..   $ 80,497(a)

(a) Net of $20,608 retained by the Fund in accordance with NASD Rule 2830 for the year ended April 30, 2008.

E. TRANSFER AGENT FEES

For the year ended April 30, 2008, the Fund paid transfer agent fees of $1,375,478, of which $836,030 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2008, the Fund deferred realized currency losses of $702.


                               Annual Report | 31

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

5. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended April 30, 2008 and 2007, was as follows:

                                   2008          2007
                               -----------   ------------
Distributions paid from:
   Ordinary income .........   $22,912,094   $ 18,809,420
   Long term capital gain ..    24,541,159    157,610,649
                               -----------   ------------
                               $47,453,253   $176,420,069
                               ===========   ============

At April 30, 2008, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments .........................   $349,558,270
                                                ------------
Unrealized appreciation .....................   $103,170,459
Unrealized depreciation .....................    (10,286,121)
                                                ------------
Net unrealized appreciation (depreciation) ..   $ 92,884,338
                                                ------------
Undistributed ordinary income ...............   $    208,041
Undistributed long term capital gains .......     25,736,056
                                                ------------
Distributable earnings ......................   $ 25,944,097
                                                ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and pass-through entity income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2008, aggregated $565,374,657 and $901,847,519, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                               32 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

8. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.


                               Annual Report | 33

Franklin Real Estate Securities Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN REAL ESTATE SECURITIES FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN REAL ESTATE SECURITIES
FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Real Estate Securities Fund (the "Fund") at April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
June 18, 2008


                               34 | Annual Report

Franklin Real Estate Securities Trust

TAX DESIGNATION (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $25,737,822 as a long term capital gain dividend for the fiscal year ended April 30, 2008.

Under Section 854(b)(2) of the Code, the Fund designates 7.31% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2008.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $1,899,871 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2008. Distributions, including qualified dividend income, paid during calendar year 2008 will be reported to shareholders on Form 1099-DIV in January 2009. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $1,279,600 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended April 30, 2008.


                               Annual Report | 35

Franklin Real Estate Securities Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below.

INDEPENDENT BOARD MEMBERS

                                                                        NUMBER OF PORTFOLIOS IN
    NAME, YEAR OF BIRTH AND                             LENGTH OF        FUND COMPLEX OVERSEEN
            ADDRESS                  POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------   ---------------   ------------------   -----------------------   ----------------------------------
HARRIS J. ASHTON (1932)          Trustee           Since 1993                     143             Bar-S Foods (meat packing
One Franklin Parkway                                                                              company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ROBERT F. CARLSON (1928)         Trustee           Since 1998                     122             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and past President, Board of Administration, California Public Employees
Retirement Systems (CALPERS) (1971-January 2008); member and Chairman of the Board, Sutter Community Hospitals; member, Corporate
Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.

SAM GINN (1937)                  Trustee           Since 2007                     122             Chevron Corporation (global energy
One Franklin Parkway                                                                              company) and ICO Global
San Mateo, CA 94403-1906                                                                          Communications (Holdings) Limited
                                                                                                  (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief
Executive Officer, AirTouch Communications (cellular communications)(1993-1998) and Pacific Telesis Groups (telephone holding company)(1988-1994).

EDITH E. HOLIDAY (1952)          Trustee           Since 2005                     143             Hess Corporation (exploration and
One Franklin Parkway                                                                              refining of oil and gas), H.J.
San Mateo, CA 94403-1906                                                                          Heinz Company (processed foods and
                                                                                                  allied products), RTI
                                                                                                  International Metals, Inc.
                                                                                                  (manufacture and distribution of
                                                                                                  titanium), Canadian National
                                                                                                  Railway (railroad) and White
                                                                                                  Mountains Insurance Group, Ltd.
                                                                                                  (holding company). (holding
                                                                                                  company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

FRANK W.T. LAHAYE (1929)         Trustee           Since 1993                     122             Center for Creative Land Recycling
One Franklin Parkway                                                                              (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
(venture capital).


                               36 | Annual Report

                                                                        NUMBER OF PORTFOLIOS IN
    NAME, YEAR OF BIRTH AND                             LENGTH OF        FUND COMPLEX OVERSEEN
            ADDRESS                  POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------   ---------------   ------------------   -----------------------   ----------------------------------
FRANK A. OLSON (1932)            Trustee           Since 2007                     143             Hess Corporation (exploration and
One Franklin Parkway                                                                              refining of oil and gas) and
San Mateo, CA 94403-1906                                                                          Sentient Jet (private jet
                                                                                                  service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)         Trustee           Since 2007                     143             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)            Lead              Trustee since                  122             None
One Franklin Parkway             Independent       2006 and Lead
San Mateo, CA 94403-1906         Trustee           Independent
                                                   Trustee since
                                                   January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                        NUMBER OF PORTFOLIOS IN
    NAME, YEAR OF BIRTH AND                             LENGTH OF        FUND COMPLEX OVERSEEN
            ADDRESS                  POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------   ---------------   ------------------   -----------------------   ----------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and       Since 1993                     143             None
One Franklin Parkway             Chairman of
San Mateo, CA 94403-1906         the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

**GREGORY E. JOHNSON (1961)      Trustee           Since 2007                      94             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director, Templeton
Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.


                               Annual Report | 37

                                                                        NUMBER OF PORTFOLIOS IN
    NAME, YEAR OF BIRTH AND                             LENGTH OF        FUND COMPLEX OVERSEEN
            ADDRESS                  POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------   ---------------   ------------------   -----------------------   ----------------------------------
JAMES M. DAVIS (1952)            Chief             Chief Compliance     Not Applicable            Not Applicable
One Franklin Parkway             Compliance        Officer since 2004
San Mateo, CA 94403-1906         Officer and       and Vice President
                                 Vice President    - AML Compliance
                                 - AML             since 2006
                                 Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).

LAURA F. FERGERSON (1962)        Treasurer,        Treasurer            Not Applicable            Not Applicable
One Franklin Parkway             Chief Financial   since 2004,
San Mateo, CA 94403-1906         Officer and       Chief Financial
                                 Chief             Officer and
                                 Accounting        Chief Accounting
                                 Officer           Officer since
                                                   February 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).

JIMMY D. GAMBILL (1947)          Vice President    Since                Not Applicable            Not Applicable
500 East Broward Blvd.                             February 2008
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

DAVID P. GOSS (1947)             Vice President    Since 2000           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

RUPERT H. JOHNSON, JR. (1940)    President         Since 2002           Not Applicable            Not Applicable
One Franklin Parkway             and Chief
San Mateo, CA 94403-1906         Executive
                                 Officer -
                                 Investment
                                 Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.


                               38 | Annual Report

                                                                        NUMBER OF PORTFOLIOS IN
    NAME, YEAR OF BIRTH AND                             LENGTH OF        FUND COMPLEX OVERSEEN
            ADDRESS                  POSITION          TIME SERVED          BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------   ---------------   ------------------   -----------------------   ----------------------------------
KAREN L. SKIDMORE (1952)         Vice President    Since 2006           Not Applicable            Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 30 of the investment companies in Franklin
Templeton Investments.

CRAIG S. TYLE (1960)             Vice President    Since 2005           Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

GALEN G. VETTER (1951)           Senior Vice       Since                Not Applicable            Not Applicable
500 East Broward Blvd.           President         February 2008
Suite 2100                       and Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                               Annual Report | 39

Franklin Real Estate Securities Trust

SHAREHOLDER INFORMATION

FRANKLIN REAL ESTATE SECURITIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a Board meeting held January 16, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved a new investment management agreement for the Fund with Franklin Templeton Institutional, LLC (FT Institutional), subject to shareholder approval, which was subsequently obtained at a special meeting of Fund shareholders held May 15, 2008. In considering this matter, the independent Trustees received assistance and advice from, and met separately with, independent counsel. The following sets forth some of the primary factors relevant to the Board's decision.

In considering the new investment management agreement with FT Institutional, the Board noted that the terms were substantially the same in most material respects to those of the then existing previous agreement. Consequently, in considering the new investment management agreement, primary consideration was given by the Board on matters relating to FT Institutional and its portfolio management personnel, who would be assuming primary day-to-day investment responsibilities for the Fund. Information was furnished to the Board as to the individual portfolio managers, including their background and experience, as well as the investment performance of other real estate funds managed by FT Institutional. The Board also noted that the policies of FT Institutional as to various matters, including brokerage allocation and proxy voting, were identical to those of the previous investment manager and that is employees were subject to the same code of ethics as applied to employees of the previous investment manager.

The Board also took into account the fact that the new investment management agreement would have no effect on non-investment advisory services furnished to the Fund by FT Institutional and its affiliates, including those relating to compliance, shareholder servicing, accounting and internal audit, which the Board continuously reviewed and found satisfactory. The Board also noted that the new investment management agreement would have no effect on the expense ratio of the Fund which, at the date of its most recent investment management contract renewal, was in the least expensive quintile of its Lipper selected expense group and would make no change in the level of investment management fees charged, which contained breakpoints beyond their current asset levels. In view of such facts, the Board believed that the schedule of fees to be paid thereunder provided a sharing of benefits with the Fund and its shareholders to the extent economies of scale would be realized by FT Institutional and its affiliates.


                               40 | Annual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                               Annual Report | 41

(FRANKLIN TEMPLETON INVESTMENTS LOGO)
    FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

-    WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
     Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN REAL ESTATE SECURITIES FUND

INVESTMENT MANAGER

Franklin Templeton Institutional, LLC

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

192 A2008 06/08

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $24,773 for the fiscal year ended April 30, 2008 and $30,167 for the fiscal year ended April 30, 2007.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended April 30, 2008 and $46,000 for the fiscal year ended April 30, 2007. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended April 30, 2008 and $46,000 for the fiscal year ended April 30, 2007.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 26, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  June 26, 2008